Other current financial liabilities - Summary of other current financial liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Customers with credit balances		€ 104,967
Financial liabilities due to third parties	€ 946,606	2,387,683
Invoices not yet received	5,596,090	5,330,275
Miscellaneous other financial liabilities	215,608	191,253
Total	6,758,304	8,014,179
Commercial Agreement
Disclosure of financial liabilities [line items]
Financial liabilities due to third parties	€ 890,000	€ 838,000